Additional information on the consolidated statements of income (loss) - Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Employee benefit expenses	$ 25,785	$ 15,186
Impairment of assets	47,619	1,818
Professional fees	6,622	4,633
Insurance costs	2,005	2,005
Amortization	1,222	1,060
Travel expenses	904	606
Communication and promotional expenses	867	842
Public company expenses	810	782
Rent and office expenses	559	561
Cost recoveries	(740)	(552)
Other expenses	974	468
Expenses, by nature	$ 86,627	$ 27,409